Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Movement in Carrying Amount	Movement in carrying amount
	Goodwill	Technology	Development Costs	Other intangible assets	Total
Cost
As of January 1, 2022	89,244	39,987	7,672	2,853	139,756
Acquisitions through business combinations	22,050	8,902	—	2,497	33,449
Effect of changes in exchange rates	—	(453)	—	48	(405)
As of December 31, 2022	111,294	48,436	7,672	5,398	172,800
Acquisitions of intangible	—	2,235	—	—	2,235
As of December 31, 2023	111,294	50,671	7,672	5,398	175,035

Amortization and impairment losses
As of January 1, 2022	(89,244)	(39,987)	(7,672)	(2,853)	(139,756)
Amortization for the year	—	(1,654)	—	(348)	(2,002)
Effect of changes in exchange rates	—	13	—	(10)	3
Impairment loss	(22,050)	(39,987)	—	(2,187)	(31,045)
As of December 31, 2022	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
As of December 31, 2023	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
Carrying amount
As of December 31, 2022	—	—	—	—	—
As of December 31, 2023	—	2,235	—	—	2,235